Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (22,332)	$ (21,983)	$ (22,611)
Net current period change	86	(349)	630
Reclassification adjustments for gains reclassified into income			(2)
Ending balance	(22,246)	(22,332)	(21,983)
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,246)	(21,914)	(22,555)
Net current period change	66	(332)	641
Ending balance	(22,180)	(22,246)	(21,914)
Unrealized gain on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			2
Reclassification adjustments for gains reclassified into income			(2)
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(86)	(69)	(58)
Net current period change	20	(17)	(11)
Ending balance	$ (66)	$ (86)	$ (69)